TAXES, CHARGES AND CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2020
TAXES, CHARGES AND CONTRIBUTIONS
Schedule of taxes, charges and contributions

17)  TAXES, CHARGES AND CONTRIBUTIONS

	12.31.20	12.31.19
Fistel (1)	671,145	—
ICMS	861,464	906,447
PIS and COFINS	221,323	331,863
Fust and Funttel	88,088	89,394
ISS, CIDE and other taxes	84,772	97,163
Total	1,926,792	1,424,867

Current	1,607,434	1,139,812
Non-current	319,358	285,055
(1)

On April 15, 2020, provisional measure 952 was published in the Official Gazette (“DOU”), extending the deadline for payment of Fistel from March 31, 2020 to August 31, 2020, with no impact additional penalty or interest. On August 12, 2020, the Company made a partial payment of R$416,475. The balance refers to the residual payment which has been suspended according to the decision of the Federal Regional Court of the First Region, published on March 18, 2020.